Share Capital, Warrants and Options (Details Narrative)							12 Months Ended
	Dec. 18, 2019 CAD ($) EquityInstruments $ / shares shares	Dec. 09, 2019 CAD ($) shares	Oct. 04, 2019 $ / shares shares	Apr. 19, 2018 CAD ($) EquityInstruments $ / shares shares	Aug. 15, 2017 CAD ($) EquityInstruments $ / shares shares	Jun. 08, 2017 CAD ($) EquityInstruments $ / shares shares	Dec. 31, 2019 CAD ($) EquityInstruments Option Vote $ / shares shares	Dec. 31, 2018 CAD ($) Option $ / shares shares	Dec. 31, 2017 CAD ($) Option $ / shares shares	Jan. 02, 2020 $ / shares
Issue of Equity [Line items]
Par value per share | $ / shares			$ 1
Number of shares issued | shares			10
Number of shares outstanding | shares			10
Fair value of common sharess issued									$ 10,877,000
Expected dividend yield
Risk-free interest rate
Expected volatility
Eligible exploration expenditures							$ 38,633,000	$ 64,479,000
Net proceeds from issuance							1,728,000	17,500,000	$ 13,951,000
Reserve [Member]
Issue of Equity [Line items]
Fair value of common sharess issued
Transfer to deficit for expired options and warrants							$ 3,860,656	$ 229,381	$ 301,374
Stock Option Plan [Member]
Issue of Equity [Line items]
Period of options granted								5 years	5 years
Number of stock option granted | Option								6,425,000	9,137,500
Stock options exercisable price per share | $ / shares								$ 0.12	$ 0.12
Expense from share-based payment transactions on grant of options								$ 317,332	$ 504,397
Maximum [Member]
Issue of Equity [Line items]
Risk-free interest rate								2.17%	1.80%
Expected volatility								101.00%	100.60%
Percentage of beneficially owns, issued and outstanding							10.00%
Period of options granted							10 years
Sentient Executive GP IV Limited [Member]
Issue of Equity [Line items]
Beneficially owned of common shares in total | shares							36,980,982
Percentage of beneficially owns, issued and outstanding							41.70%
Contemporary Amperex Technology Limited [Member]
Issue of Equity [Line items]
Beneficially owned of common shares in total | shares							22,944,444
Percentage of beneficially owns, issued and outstanding							25.87%
Post-consolidation Basis [Member]
Issue of Equity [Line items]
Number of warrants issued							3,984,731	11,666,666	9,497,172
Post-consolidation Basis [Member] | Stock Option Plan [Member]
Issue of Equity [Line items]
Number of stock option granted | Option								642,500	913,750
Stock options exercisable price per share | $ / shares								$ 1.20	$ 1.20
Post-consolidation Basis [Member] | Sentient Executive GP IV Limited [Member]
Issue of Equity [Line items]
Beneficially owned of common shares in total | shares								36,980,982
Percentage of beneficially owns, issued and outstanding								46.93%
Post-consolidation Basis [Member] | Contemporary Amperex Technology Limited [Member]
Issue of Equity [Line items]
Beneficially owned of common shares in total | shares								20,000,000
Percentage of beneficially owns, issued and outstanding								25.38%
Non-adjusting Events After Reporting Period [Member]
Issue of Equity [Line items]
Par value per share | $ / shares										$ 0.02
Series 1 Convertible Preferred Shares [Member]
Issue of Equity [Line items]
Authorized capital | shares							100,000,000
Par value per share | $ / shares
Common Stock [Member]
Issue of Equity [Line items]
Share capital							$ 89,006,000	$ 87,947,000
Common Stock [Member] | Agent's Warrants [Member]
Issue of Equity [Line items]
Fair value of warrants issued						$ 61,682
Common Stock [Member] | Non Brokered Private Placement [Member]
Issue of Equity [Line items]
Number of units issued | shares	7,373,265			233,333,333
Price of unit issued | $ / shares	$ 0.18			$ 0.075
Number of flow-through common shares | shares	2,224,666
Flow-through common shares price | $ / shares	$ 0.18
Total gross proceeds	$ 1,727,628			$ 17,500,000	$ 3,073,684
Number of common shares in unit | shares	1			1
Number of common share purchase warrants in unit | EquityInstruments	0.5			0.5
Exercise price of warrant | $ / shares	$ 0.25			$ 0.12
Share issuance costs in cash	$ 343,639			$ 578,800
Fair value of warrants issued	265,217			$ 2,571,514	518,631
Flow-through share premium paid	88,987
Share capital	311,453
Eligible exploration expenditures
Share issuance cost in trade payable								$ 250,000
Direct financing costs					16,426
Net proceeds from issuance					$ 3,057,259
Common Stock [Member] | Non Brokered Private Placement [Member] | Agent's Warrants [Member]
Issue of Equity [Line items]
Fair value of warrants issued	$ 21,445
Common Stock [Member] | Non Brokered Private Placement [Member] | Warrants [Member]
Issue of Equity [Line items]
Expected life	2 years			2 years	2 years
Expected dividend yield	0.00%			0.00%	0.00%
Risk-free interest rate	1.73%			1.91%	1.23%
Expected volatility	147.26%			94.26%	98.64%
Common Stock [Member] | Brokered Private Placement [Member]
Issue of Equity [Line items]
Total gross proceeds						10,877,317
Share issuance costs in cash						533,727
Fair value of warrants issued						$ 1,499,662
Common Stock [Member] | Brokered Private Placement [Member] | Warrants [Member]
Issue of Equity [Line items]
Expected life						2 years
Expected dividend yield						0.00%
Risk-free interest rate						0.71%
Expected volatility						98.60%
Common Stock [Member] | Overallotment Options [Member]
Issue of Equity [Line items]
Expected dividend yield						0.00%
Risk-free interest rate						0.71%
Expected volatility						66.60%
Fair value of options granted						$ 38,166
Period of options granted						30 days
Common Stock [Member] | Post-consolidation Basis [Member]
Issue of Equity [Line items]
Number of shares issued | shares		300,000					88,690,791	78,792,850
Number of shares outstanding | shares							88,690,791	78,792,850
Fair value of common sharess issued		$ 51,000
Common Stock [Member] | Post-consolidation Basis [Member] | Non Brokered Private Placement [Member]
Issue of Equity [Line items]
Number of units issued | shares				23,333,333	4,098,255
Price of unit issued | $ / shares				$ 0.75	$ 0.75
Number of common shares in unit | shares					1
Number of common share purchase warrants in unit | EquityInstruments					0.5
Exercise price of warrant | $ / shares				$ 1.20	$ 1.20
Common Stock [Member] | Post-consolidation Basis [Member] | Brokered Private Placement [Member]
Issue of Equity [Line items]
Number of units issued | shares						14,503,083
Price of unit issued | $ / shares						$ 0.75
Number of common shares in unit | shares						1
Number of common share purchase warrants in unit | EquityInstruments						0.5
Exercise price of warrant | $ / shares						$ 1.20
Common Stock [Member] | Post-consolidation Basis [Member] | Brokered Private Placement [Member] | Agent's Warrants [Member]
Issue of Equity [Line items]
Exercise price of warrant | $ / shares						$ 0.75
Number of warrants issued | EquityInstruments						196,509
Common Stock [Member] | Non-adjusting Events After Reporting Period [Member]
Issue of Equity [Line items]
Consolidation of share issued and outstanding description			the Company completed a share consolidation of the Company's issued and outstanding common shares whereby for every ten (10) pre-consolidation common shares issued and outstanding, one (1) post-consolidation common share exists without par value. Share capital outstanding prior to the share consolidation was 787,928,500 common shares and 78,792,860 on a post-consolidation basis.
Number of shares issued | shares			787,928,500
Common Stock [Member] | Non-adjusting Events After Reporting Period [Member] | Post-consolidation Basis [Member]
Issue of Equity [Line items]
Number of shares outstanding | shares			78,792,850
Series 1 Preferred Shares [Member] | Post-consolidation Basis [Member]
Issue of Equity [Line items]
Number of shares outstanding | shares							590,931	590,931	590,931
Preferred Stock [Member]
Issue of Equity [Line items]
Share capital							$ 591,000	$ 591,000
Number of votes per share at meeting of holders of preference shares | Vote							1
Period from date of issuance when shares become convertible							6 months
Period of notice to convert shares							10 days
Conversion value of share | $ / shares							$ 1
Factor by which number of shares on conversion is calculated | $ / shares							$ 9.00